Invested Assets and Investment Income - Fair Values and the Fair Value Hierarchy of Invested Assets and Segregated Funds Net Assets Measured at Fair Value (Details) $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure of financial assets [line items]
Cash and short-term securities	$ 26,703	$ 25,789	$ 20,338
Debt securities	214,114	210,621
Private placements	51,782	49,668
Mortgages	57,119	54,447
Public equities	40,971	33,725
Real estate	12,682	13,263
Other invested assets	53,822	52,674
Segregated funds net assets	461,254	435,988
Total assets	875,451	835,959
Net asset value
Disclosure of financial assets [line items]
Other invested assets	$ 32,804	$ 31,435
Bottom of range | Power and Infrastructure Investments | Discount rate, measurement input
Disclosure of financial assets [line items]
Percentage of probability of default of financial instrument	0.0787	0.0742
Bottom of range | Timberland | Discount rate, measurement input
Disclosure of financial assets [line items]
Percentage of probability of default of financial instrument	0.0325	0.0325
Top of range | Power and Infrastructure Investments | Discount rate, measurement input
Disclosure of financial assets [line items]
Percentage of probability of default of financial instrument	0.2000	0.2000
Top of range | Timberland | Discount rate, measurement input
Disclosure of financial assets [line items]
Percentage of probability of default of financial instrument	0.0625	0.0625
Other
Disclosure of financial assets [line items]
Other invested assets	$ 39,405	$ 38,543
FVOCI
Disclosure of financial assets [line items]
Cash and short-term securities	20,827	19,909
Private placements	50,829	48,802
Mortgages	28,589	28,792
Public equities	0	0
FVTPL
Disclosure of financial assets [line items]
Cash and short-term securities	0	25
Private placements	953	866
Mortgages	1,351	1,239
Public equities	40,971	33,725
Other
Disclosure of financial assets [line items]
Cash and short-term securities	5,777	5,855
Canadian government and agency
Disclosure of financial assets [line items]
Debt securities	18,674	19,727
Canadian government and agency | FVOCI
Disclosure of financial assets [line items]
Debt securities	17,708	18,671
Canadian government and agency | FVTPL
Disclosure of financial assets [line items]
Debt securities	966	1,056
U.S. government and agency
Disclosure of financial assets [line items]
Debt securities	27,266	28,654
U.S. government and agency | FVOCI
Disclosure of financial assets [line items]
Debt securities	26,595	27,628
U.S. government and agency | FVTPL
Disclosure of financial assets [line items]
Debt securities	39	58
Other government and agency
Disclosure of financial assets [line items]
Debt securities	37,482	35,470
Other government and agency | FVOCI
Disclosure of financial assets [line items]
Debt securities	37,419	35,402
Other government and agency | FVTPL
Disclosure of financial assets [line items]
Debt securities	63	68
Corporate
Disclosure of financial assets [line items]
Debt securities	128,430	124,962
Corporate | FVOCI
Disclosure of financial assets [line items]
Debt securities	125,184	121,674
Corporate | FVTPL
Disclosure of financial assets [line items]
Debt securities	2,742	2,761
Residential mortgage-backed securities | FVOCI
Disclosure of financial assets [line items]
Debt securities	1	5
Commercial mortgage-backed securities | FVOCI
Disclosure of financial assets [line items]
Debt securities	781	270
Commercial mortgage-backed securities | FVTPL
Disclosure of financial assets [line items]
Debt securities	5	2
Other securitized assets | FVOCI
Disclosure of financial assets [line items]
Debt securities	1,210	1,516
Other securitized assets | FVTPL
Disclosure of financial assets [line items]
Debt securities	265	15
Investment property
Disclosure of financial assets [line items]
Real estate	10,051	10,589
Investment property | FVOCI
Disclosure of financial assets [line items]
Real estate	0	0
Investment property | FVTPL
Disclosure of financial assets [line items]
Real estate	0	0
Real estate - own use property
Disclosure of financial assets [line items]
Real estate	$ 2,466	$ 2,500
Real Estate Properties | Bottom of range | Capitalisation rate, measurement input
Disclosure of financial assets [line items]
Percentage of probability of default of financial instrument	0.0320	0.0310
Real Estate Properties | Bottom of range | Terminal capitalization rate, measurement input
Disclosure of financial assets [line items]
Percentage of probability of default of financial instrument	0.0325	0.0310
Real Estate Properties | Bottom of range | Discount rate, measurement input
Disclosure of financial assets [line items]
Percentage of probability of default of financial instrument	0.0360	0.0360
Real Estate Properties | Top of range | Capitalisation rate, measurement input
Disclosure of financial assets [line items]
Percentage of probability of default of financial instrument	0.1100	0.0950
Real Estate Properties | Top of range | Terminal capitalization rate, measurement input
Disclosure of financial assets [line items]
Percentage of probability of default of financial instrument	0.1000	0.1000
Real Estate Properties | Top of range | Discount rate, measurement input
Disclosure of financial assets [line items]
Percentage of probability of default of financial instrument	0.1375	0.1375
Level 1
Disclosure of financial assets [line items]
Segregated funds net assets	$ 423,407	$ 399,043
Total assets	470,154	438,625
Level 1 | Other
Disclosure of financial assets [line items]
Other invested assets	70	77
Level 1 | FVOCI
Disclosure of financial assets [line items]
Cash and short-term securities	0	0
Private placements	0	0
Mortgages	0	0
Level 1 | FVTPL
Disclosure of financial assets [line items]
Cash and short-term securities	0	0
Private placements	0	0
Mortgages	0	0
Public equities	40,900	33,650
Level 1 | Other
Disclosure of financial assets [line items]
Cash and short-term securities	5,777	5,855
Level 1 | Canadian government and agency | FVOCI
Disclosure of financial assets [line items]
Debt securities	0	0
Level 1 | Canadian government and agency | FVTPL
Disclosure of financial assets [line items]
Debt securities	0	0
Level 1 | U.S. government and agency | FVOCI
Disclosure of financial assets [line items]
Debt securities	0	0
Level 1 | U.S. government and agency | FVTPL
Disclosure of financial assets [line items]
Debt securities	0	0
Level 1 | Other government and agency | FVOCI
Disclosure of financial assets [line items]
Debt securities	0	0
Level 1 | Other government and agency | FVTPL
Disclosure of financial assets [line items]
Debt securities	0	0
Level 1 | Corporate | FVOCI
Disclosure of financial assets [line items]
Debt securities	0	0
Level 1 | Corporate | FVTPL
Disclosure of financial assets [line items]
Debt securities	0	0
Level 1 | Residential mortgage-backed securities | FVOCI
Disclosure of financial assets [line items]
Debt securities	0	0
Level 1 | Commercial mortgage-backed securities | FVOCI
Disclosure of financial assets [line items]
Debt securities	0	0
Level 1 | Commercial mortgage-backed securities | FVTPL
Disclosure of financial assets [line items]
Debt securities	0	0
Level 1 | Other securitized assets | FVOCI
Disclosure of financial assets [line items]
Debt securities	0	0
Level 1 | Other securitized assets | FVTPL
Disclosure of financial assets [line items]
Debt securities	0	0
Level 1 | Investment property
Disclosure of financial assets [line items]
Real estate	0	0
Level 1 | Real estate - own use property
Disclosure of financial assets [line items]
Real estate	0	0
Level 2
Disclosure of financial assets [line items]
Segregated funds net assets	34,949	33,611
Total assets	310,008	303,460
Level 2 | Other
Disclosure of financial assets [line items]
Other invested assets	0	0
Level 2 | FVOCI
Disclosure of financial assets [line items]
Cash and short-term securities	20,827	19,909
Private placements	40,502	40,038
Mortgages	0	0
Level 2 | FVTPL
Disclosure of financial assets [line items]
Cash and short-term securities	0	25
Private placements	799	730
Mortgages	0	0
Public equities	71	75
Level 2 | Other
Disclosure of financial assets [line items]
Cash and short-term securities	0	0
Level 2 | Canadian government and agency | FVOCI
Disclosure of financial assets [line items]
Debt securities	17,708	18,671
Level 2 | Canadian government and agency | FVTPL
Disclosure of financial assets [line items]
Debt securities	966	1,056
Level 2 | U.S. government and agency | FVOCI
Disclosure of financial assets [line items]
Debt securities	26,595	27,628
Level 2 | U.S. government and agency | FVTPL
Disclosure of financial assets [line items]
Debt securities	39	58
Level 2 | Other government and agency | FVOCI
Disclosure of financial assets [line items]
Debt securities	37,405	35,392
Level 2 | Other government and agency | FVTPL
Disclosure of financial assets [line items]
Debt securities	63	68
Level 2 | Corporate | FVOCI
Disclosure of financial assets [line items]
Debt securities	125,090	121,630
Level 2 | Corporate | FVTPL
Disclosure of financial assets [line items]
Debt securities	2,742	2,761
Level 2 | Residential mortgage-backed securities | FVOCI
Disclosure of financial assets [line items]
Debt securities	1	5
Level 2 | Commercial mortgage-backed securities | FVOCI
Disclosure of financial assets [line items]
Debt securities	781	270
Level 2 | Commercial mortgage-backed securities | FVTPL
Disclosure of financial assets [line items]
Debt securities	5	2
Level 2 | Other securitized assets | FVOCI
Disclosure of financial assets [line items]
Debt securities	1,210	1,516
Level 2 | Other securitized assets | FVTPL
Disclosure of financial assets [line items]
Debt securities	255	15
Level 2 | Investment property
Disclosure of financial assets [line items]
Real estate	0	0
Level 2 | Real estate - own use property
Disclosure of financial assets [line items]
Real estate	0	0
Level 3
Disclosure of financial assets [line items]
Segregated funds net assets	2,898	3,334
Total assets	95,289	93,874
Level 3 | Other
Disclosure of financial assets [line items]
Other invested assets	39,335	38,466
Level 3 | FVOCI
Disclosure of financial assets [line items]
Cash and short-term securities	0	0
Private placements	10,327	8,764
Mortgages	28,589	28,792
Level 3 | FVTPL
Disclosure of financial assets [line items]
Cash and short-term securities	0	0
Private placements	154	136
Mortgages	1,351	1,239
Public equities	0	0
Level 3 | Other
Disclosure of financial assets [line items]
Cash and short-term securities	0	0
Level 3 | Canadian government and agency | FVOCI
Disclosure of financial assets [line items]
Debt securities	0	0
Level 3 | Canadian government and agency | FVTPL
Disclosure of financial assets [line items]
Debt securities	0	0
Level 3 | U.S. government and agency | FVOCI
Disclosure of financial assets [line items]
Debt securities	0	0
Level 3 | U.S. government and agency | FVTPL
Disclosure of financial assets [line items]
Debt securities	0	0
Level 3 | Other government and agency | FVOCI
Disclosure of financial assets [line items]
Debt securities	14	10
Level 3 | Other government and agency | FVTPL
Disclosure of financial assets [line items]
Debt securities	0	0
Level 3 | Corporate | FVOCI
Disclosure of financial assets [line items]
Debt securities	94	44
Level 3 | Corporate | FVTPL
Disclosure of financial assets [line items]
Debt securities	0	0
Level 3 | Residential mortgage-backed securities | FVOCI
Disclosure of financial assets [line items]
Debt securities	0	0
Level 3 | Commercial mortgage-backed securities | FVOCI
Disclosure of financial assets [line items]
Debt securities	0	0
Level 3 | Commercial mortgage-backed securities | FVTPL
Disclosure of financial assets [line items]
Debt securities	0	0
Level 3 | Other securitized assets | FVOCI
Disclosure of financial assets [line items]
Debt securities	0	0
Level 3 | Other securitized assets | FVTPL
Disclosure of financial assets [line items]
Debt securities	10	0
Level 3 | Investment property
Disclosure of financial assets [line items]
Real estate	10,051	10,589
Level 3 | Real estate - own use property
Disclosure of financial assets [line items]
Real estate	$ 2,466	$ 2,500